Note 1 - Basis of Presentation and General Information (Details Textual) $ in Thousands	Nov. 24, 2017 USD ($) T	Jun. 14, 2017 USD ($)	May 30, 2017 USD ($)	Apr. 26, 2017 USD ($) T	Mar. 30, 2017 USD ($) T	Feb. 28, 2017 T	Feb. 20, 2017 USD ($)	Dec. 31, 2017
M/T Eco Palm Desert [Member]
Size of Vessel				50,000
M/T Eco California [Member]
Size of Vessel	50,000
ECO Seven, Inc. [Member]
Controlling Interest, Ownership Percentage			90.00%
ECO Seven, Inc. [Member] | M/T Stenaweco Elegance [Member]
Size of Vessel						50,118
ECO Seven, Inc. [Member] | Malibu [Member]
Business Acquisition, Percentage of Voting Interests Acquired			41.00%		9.00%		40.00%
Business Combination, Consideration Transferred | $			$ 6,500		$ 1,500		$ 6,500
City of Athens [Member]
Equity Method Investment, Ownership Percentage		50.00%
Business Acquisition, Percentage of Voting Interests Acquired		1.00%			49.00%
Business Combination, Consideration Transferred | $		$ 157			$ 4,200
Size of Vessel					50,000
Eco Nine [Member]
Equity Method Investment, Ownership Percentage		50.00%
Business Acquisition, Percentage of Voting Interests Acquired		1.00%			49.00%
Business Combination, Consideration Transferred | $		$ 157			$ 3,500
Size of Vessel					50,000
City of Athens and Eco Nine [Member]
Business Combination, Consideration Transferred | $		$ 157
Astarte [Member]
Business Acquisition, Percentage of Voting Interests Acquired				100.00%
Business Combination, Consideration Transferred | $				$ 6,000
Astarte [Member] | M/T Eco Palm Desert [Member]
Size of Vessel				50,000
PCH77 [Member]
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned | $	$ 3,600
PCH77 [Member] | M/T Eco California [Member]
Size of Vessel	50,000
ECO Seven, Inc. [Member]
Equity Method Investment, Ownership Percentage								90.00%
City of Athens [Member]
Equity Method Investment, Ownership Percentage								50.00%